Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets	€ 5,945	€ 6,253
Deferred tax liabilities before netting	(2,908)	(3,105)
Net deferred tax liability (asset)	3,037	3,148	€ 3,502	€ 990
Netting of deferred tax liabilities	(2,346)	(2,380)
Netting of deferred tax assets	2,346	2,380
Deferred tax assets after netting	3,599	3,873
Deferred tax liabilities after netting	(562)	(725)
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets	1,019	1,062
Deferred tax liabilities before netting	0	0
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(213)	(215)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets	2,957	2,962
Deferred tax liabilities before netting	(152)	(312)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(131)	(177)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets	0	0
Deferred tax liabilities before netting	(2,106)	(1,913)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets	24	83
Deferred tax liabilities before netting	(17)	(37)
Inventories
Deferred tax assets and liabilities
Deferred tax assets	148	185
Deferred tax liabilities before netting	(12)	(18)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets	160	221
Deferred tax liabilities before netting	(69)	(93)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets	137	156
Deferred tax liabilities before netting	0	0
Defined benefit pension and other post-employment liabilities
Deferred tax assets and liabilities
Deferred tax assets	917	991
Deferred tax liabilities before netting	0	0
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets	8	14
Deferred tax liabilities before netting	0	(1)
Provisions
Deferred tax assets and liabilities
Deferred tax assets	254	245
Deferred tax liabilities before netting	(75)	(138)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets	287	301
Deferred tax liabilities before netting	(106)	(184)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets	34	33
Deferred tax liabilities before netting	€ (27)	€ (17)